CAPITAL SECURITIES - Reconciliation of cash flows from financing activities from capital securities (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Non-cash changes on capital securities
Capital Securities	$ 3,085
Non-cash changes in capital securities
Capital securities issued	57
Fair value changes	91
Foreign currency translation	(25)
Other	(11)
Capital Securities	$ 3,197